SHARE BUYBACKS (Details Narrative) - USD ($)		1 Months Ended
	Nov. 10, 2017	Dec. 16, 2019	Aug. 31, 2018	Apr. 26, 2016	Dec. 22, 2014	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchased of shares				272,008
Repurchased of shares value			$ 123,376	$ 2,000,000
Authorized to purchase	$ 2,000,000
Repurchased and retired shares	128,551
Repurchased and retired shares value	$ 1,100,000
Shares outstanding						6,893,056	6,893,056	6,893,056	6,893,056	6,893,056	7,178,770	7,302,146
Average price			$ 16.21
Common shares for cash					$ 20,000,000
Trading price													$ 23.2702
Tender offer description					Of the 5,044,728 shares properly tendered, the Fund purchased 859,468 shares of common stock pursuant to the tender offer.
Tender offer		$ 2,000,000
Tender offer expired		Feb. 14, 2020
Purchase of shares		285,714
Common stock price		$ 7.00
S V V C Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchased of shares value			$ 2,000,000
Total consideration amount			$ 2,000,000.0